Loans (Details 8)	12 Months Ended
Dec. 31, 2022 USD ($)
Total impaired loans
Recorded Investment In Impaired Loans	$ 15,377,000
Recorded Investment With Allowance	14,720,000
Unpaid Contractual Principal Balance	16,479,000
Related Allowance	683,000
Average Outstanding Impaired Loans	16,190,000
Interest Income Recognized	862,000
Recorded Investment With No Allowance	657,000
Construction and Land Development
Recorded Investment In Impaired Loans	110,000
Recorded Investment With Allowance	110,000
Unpaid Contractual Principal Balance	110,000
Related Allowance	2,000
Average Outstanding Impaired Loans	75,000
Interest Income Recognized	8,000
Recorded Investment With No Allowance	0
Single-Family Residential
Recorded Investment In Impaired Loans	13,284,000
Recorded Investment With Allowance	13,048,000
Unpaid Contractual Principal Balance	14,353,000
Related Allowance	671,000
Average Outstanding Impaired Loans	13,951,000
Interest Income Recognized	746,000
Recorded Investment With No Allowance	236,000
Commercial
Recorded Investment In Impaired Loans	1,767,000
Recorded Investment With Allowance	1,346,000
Unpaid Contractual Principal Balance	1,785,000
Related Allowance	9,000
Average Outstanding Impaired Loans	1,916,000
Interest Income Recognized	93,000
Recorded Investment With No Allowance	421,000
Multifamily and Farmland
Recorded Investment In Impaired Loans	91,000
Recorded Investment With Allowance	91,000
Unpaid Contractual Principal Balance	104,000
Related Allowance	0
Average Outstanding Impaired Loans	96,000
Interest Income Recognized	5,000
Recorded Investment With No Allowance	0
Total Real Estate Loans
Recorded Investment In Impaired Loans	15,252,000
Recorded Investment With Allowance	14,595,000
Unpaid Contractual Principal Balance	16,352,000
Related Allowance	682,000
Average Outstanding Impaired Loans	16,038,000
Interest Income Recognized	852,000
Recorded Investment With No Allowance	657,000
Commercial Loans (Not Secured by Real Estate)
Recorded Investment In Impaired Loans	116,000
Recorded Investment With Allowance	116,000
Unpaid Contractual Principal Balance	116,000
Related Allowance	1,000
Average Outstanding Impaired Loans	137,000
Interest Income Recognized	8,000
Recorded Investment With No Allowance	0
Consumer Loans (Not Secured by Real Estate)
Recorded Investment In Impaired Loans	9,000
Recorded Investment With Allowance	9,000
Unpaid Contractual Principal Balance	11,000
Related Allowance	0
Average Outstanding Impaired Loans	15,000
Interest Income Recognized	2,000
Recorded Investment With No Allowance	$ 0